Consolidated Statement of Income - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024
Interest income
Loans	$ 12,871	$ 13,821	$ 38,940	$ 39,970
Reverse repurchase agreements	2,466	2,960	7,440	8,812
Securities
Interest	4,538	5,112	13,638	15,510
Dividends	646	564	2,017	1,792
Deposits with banks	1,223	1,349	4,163	3,531
Total interest income	21,744	23,806	66,198	69,615
Interest expense
Deposits	9,577	12,072	30,723	35,046
Securitization liabilities	225	265	658	781
Subordinated notes and debentures	121	119	401	312
Repurchase agreements and short sales	2,864	3,447	8,600	10,042
Other	431	324	1,299	902
Total interest expense	13,218	16,227	41,681	47,083
Net interest income	8,526	7,579	24,517	22,532
Non-interest income
Investment and securities services	2,096	1,859	6,116	5,476
Credit fees	423	447	1,261	1,510
Trading income (loss)	987	1,124	3,284	2,793
Service charges	697	652	2,063	1,963
Card services	724	752	2,201	2,217
Insurance revenue	1,979	1,782	5,725	5,123
Other income (loss)	(135)	(19)	7,116	95
Total non-interest income	6,771	6,597	27,766	19,177
Total revenue	15,297	14,176	52,283	41,709
Provision for (recovery of) credit losses	971	1,072	3,524	3,144
Insurance service expenses	1,563	1,669	4,487	4,283
Non-interest expenses
Salaries and employee benefits	4,496	4,089	13,631	12,653
Occupancy, including depreciation	455	463	1,466	1,405
Technology and equipment, including depreciation	738	672	2,126	1,926
Amortization of other intangibles	201	173	582	526
Communication and marketing	391	366	1,159	1,085
Restructuring charges	333	110	496	566
Brokerage-related and sub-advisory fees	133	124	395	379
Professional, advisory and outside services	1,109	765	2,959	1,985
Other	666	4,250	1,917	6,918
Total non-interest expenses	8,522	11,012	24,731	27,443
Income before income taxes and share of net income from investment in Schwab	4,241	423	19,541	6,839
Provision for (recovery of) income taxes	905	794	2,588	2,157
Share of net income from investment in Schwab	0	190	305	525
Net income (loss)	3,336	(181)	17,258	5,207
Preferred dividends and distributions on other equity instruments	88	69	374	333
Net income (loss) available to common shareholders	$ 3,248	$ (250)	$ 16,884	$ 4,874
Earnings (loss) per share (Canadian dollars)
Basic	$ 1.89	$ (0.14)	$ 9.73	$ 2.77
Diluted	1.89	(0.14)	9.72	2.76
Dividends per common share (Canadian dollars)	$ 1.05	$ 1.02	$ 3.15	$ 3.06